UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               -----------------

Check here if Amendment [ ];                   Amendment Number: ____

    This Amendment (Check only one):
         [ ] is a restatement.
         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Altima Partners LLP
Address:  Stirling Square, Fourth Floor
          7 Carlton Gardens
          London SW1Y 5AD
          England

Form 13F File Number: 28-13517

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Malcolm Goddard
Title: Partner
Phone: 011-44-20-7968-6400

Signature, Place, and Date of Signing:

/s/ Malcolm Goddard         London, England           May 13, 2009
--------------------        ---------------           --------------
[Signature]                 [City, State]             [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers: 5

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: $45,837 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number 28-13521
Name:  Mark Donegan

No. 2
Form 13F File Number 28-13519
Name:  Altima Advisors Americas L.P.

No. 3
Form 13F File Number 28-13518
Name:  Altima Services UK Limited

No. 4
Form 13F File Number 28-13520
Name:  Altima International Limited

No. 5
Form 13F File Number 28-13522
Name:  Joseph Carvin

                                            Form 13F Information Table

-------------------------- ---------- ------------ ----------- ------------------------ ------------ ---------- --------------------
        Column 1           Column 2    Column 3     Column 4            Column 5          Column 6   Column 7        Column 8
-------------------------- ---------- ------------ ----------- ------------------------ ------------ ---------- --------------------
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- --------------------
     Name of Issuer        Title of      CUSIP       Value     Shrs /     SH /    Put/   Investment    Other      Voting Authority
                             Class                  (x$1000)   Prn Amt    PRN     Call   Discretion   Managers
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- --------------------
                                                                                                                 Sole    Shared None
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
        CADIZ INC           COM NEW    127537207      213        26750      SH             DEFINED       1        26750
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
        AGCO CORP             COM      001084102      4595      234450      SH             DEFINED   1, 2, 3,    234450
                                                                                                       4, 5
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
        MOSAIC CO             COM      61945A107     12586      299800      SH             DEFINED   1, 2, 3,    299800
                                                                                                       4, 5
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
       MONSANTO CO            COM      61166W101      6174       74300      SH             DEFINED   1, 2, 3,     74300
                                                                                                       4, 5
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
     ICICI BANK LTD           ADR      45104G104      2222      167200      SH             DEFINED       1       167200
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
       TENARIS SA          SPON ADR    88031M109      5310      263266      SH             DEFINED   1, 2, 3,    263266
                                                                                                         4
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
       TERNIUM SA          SPON ADR    880890108      1971      287740      SH             DEFINED   1, 2, 3,    287740
                                                                                                         4
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
ULTRAPAR PARTICIPACOES SA  SPON ADR    90400P101      3533      149943      SH             DEFINED   1, 2, 3,    149943
                            REP PFD                                                                      4
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
CIA DE MINAS BUENAVENTURA  SPON ADR    204448104      240        10000      SH             DEFINED   1, 2, 3,     10000
                                                                                                         4
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
    NII HOLDINGS INC       CL B NEW    62913F201      3470      231319      SH             DEFINED   1, 2, 3,    231319
                                                                                                         4
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
    COPA HOLDINGS SA         CL A      P31076105      3999      139472      SH             DEFINED   1, 2, 3,    139472
                                                                                                         4
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
      SELECT SECTOR        SBI         81369Y506      926        21800      SH             DEFINED   1, 2, 3,     21800
         SPDR TR           INT-ENERGY                                                                    4
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
      BMB MUNAI INC           COM      09656A105       48        82100      SH             DEFINED       1        82100
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
TELMEX INTERNACIONAL SAB   SPON ADR    879690105      551        60100      SH             DEFINED   1, 2, 3,     60100
          DE CV              SR L                                                                        4
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----


REPORT SUMMARY        DATA RECORDS  14              45837             5 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
